Prepayments - Schedule of Allowance for Credit Losses (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance
Addition	10,535,833
Ending balance	$ 10,535,833